UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:

World Funds Trust
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

2. The name of each series or class of securities for which this Form is filed:

Union Street Partners Value Fund

3. Investment Company Act File Number: 811-22172

Securities Act File Number: 333-148723

4. (a) Last day of fiscal year for which this Form is filed: September 30, 2011
4. (b) Check box if this Form is being filed late | |
4. (c) Check box if this is the last time the issuer will be filing this Form | |

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$ 7,018,711
(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:	$7,374
(iii)           Aggregate price of securities redeemed or  repurchased during any prior fiscal  year ending noearlier than October 11, 1995 that were notpreviously used to reduce registration fees payable tothe Commission:

-0-
(iv) Total available redemption credits[add Items 5(ii) and 5(iii):		$ 7,374
(v) Net sales - if Item 5(i) is greater than Item 5(iv)[subtract Item 5(iv) from Item 5(i):		$ 7,011,337
(vi) Redemption credits available for use in future years -If Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)from Item 5(i):	$-0-
(vii) Multiplier for determining registration fee:		X .00011610
(viii) Registration fee due [multiply Item 5(v) by Item5(vii)](enter "0" if no fee is due):		= $814.02
6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.

7. Interest due - if this Form is
being filed more than 90 days
after the end of the issuer's
fiscal year (see Instruction D): + $0
8. Total of the amount of the
registration fee due plus any
interest due [line 5(viii) plus line 7]: = $814.02

9. Date the registration fee any interest payment was sent to the Commission's local depository: December 29, 2011

Method of Delivery:

| x | Wire Transfer

| | Mail or other means (On account)

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: /s/ Karen Shupe Karen Shupe Principal Financial Officer (Signature and Title)

Date: December 29, 2011